Note 11 - Equity - Schedule of Option Activity (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 08, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Outstanding Options (in shares)		134,333	495,746
Outstanding Options, exercise price (in dollars per share)		$ 20.77	$ 4.7
Outstanding Options, weighted average contractual term (Year)		3 years 5 months 4 days	6 years 2 months 4 days	6 years 10 months 24 days
Outstanding Options, intrinsic value		$ 0	$ 0	$ 0
Options granted (in shares)	3,148,288	335,728	795,916
Options granted, exercise price (in dollars per share)		$ 5.18	$ 0.58
Outstanding Options (in shares)		583,583	134,333	495,746
Outstanding Options, exercise price (in dollars per share)		$ 23.77	$ 20.77	$ 4.7
Non-Vested Options, number (in shares)		90,988	325,853
Non-Vested Options, weighted average grant date fair value (in dollars per share)		$ 4.77	$ 2.2
Options granted, weighted average grant date fair value (in dollars per share)		$ 4.77	$ 0
Options vested, number (in shares)	(362,584)	(185,704)	(246,883)
Options vested, weighted average grant date fair value (in dollars per share)		$ 4.94	$ 1.15
Non-Vested Options, number (in shares)		241,012	90,988	325,853
Non-Vested Options, weighted average grant date fair value (in dollars per share)		$ 4.63	$ 4.77	$ 2.2
Previously Reported [Member]
Outstanding Options (in shares)		1,291,662
Outstanding Options, exercise price (in dollars per share)		$ 2.16
Outstanding Options (in shares)			1,291,662
Outstanding Options, exercise price (in dollars per share)			$ 2.16
Non-Vested Options, number (in shares)		874,886
Non-Vested Options, weighted average grant date fair value (in dollars per share)		$ 0.5
Non-Vested Options, number (in shares)			874,886
Non-Vested Options, weighted average grant date fair value (in dollars per share)			$ 0.5